SHARE BASED COMPENSATION (Narrative) (Details)	1 Months Ended	4 Months Ended	12 Months Ended					0 Months Ended								1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Jul. 31, 2009	May 14, 2010 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Sep. 28, 2011	Dec. 21, 2012 Stock Options [Member] USD ($)	Nov. 03, 2011 Stock Options [Member] USD ($)	May 03, 2011 Stock Options [Member] USD ($)	Mar. 11, 2011 Stock Options [Member] USD ($)	Apr. 26, 2010 Stock Options [Member] USD ($)	Apr. 12, 2010 Stock Options [Member] USD ($)	Apr. 06, 2010 Stock Options [Member] USD ($)	Jan. 25, 2010 Stock Options [Member]	Sep. 15, 2009 Stock Options [Member] USD ($)	Dec. 31, 2012 Stock Options [Member] CNY	Oct. 01, 2011 Stock Options [Member] Employee A [Member] USD ($)	Dec. 31, 2012 Stock Options [Member] Employee A [Member]	Oct. 01, 2011 Stock Options [Member] Employee B [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued	7,325,122						9,325,122
Contractual life	7 years
Options granted			160,000					160,000	1,120,000	100,000	300,000	785,480			726,250	3,024,750		4,180,000		32,000
Exercise price of options granted								$ 1.42	$ 1.42	$ 6.50	$ 5.65	$ 2.08	$ 2.08	$ 2.08		$ 3.13		$ 1.42		$ 1.42
Share-based compensation		14,651,329	17,343,110
Incremental charge resulted from the repricing, recognized during period				9,879,124	5,132,052
Number of vesting increments								5	24	5	5	5			5		5	5	36	1
Exercise price as a percentage of initial public offering price per share															85.00%
Market value of ordinary shares						$ 1.55
Intrinsic value of options exercised			14,454		2,938,203
Fair value per option at grant date (RMB)			5.60	6.91	16.85												5.60
Fair value of options vested			14,784,850	9,558,119	9,363,356
Unrecognized share-based compensation expense			14,995,792
Unrecognized share-based compensation expense, weighted-average recognition period			3 years 4 months 24 days
Cash received from the exercise of share options